Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2025
Foreign currency assets and liabilities
Foreign currency assets and liabilities

32. Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item / Currency (1)	Amount	Argentinian Peso exchange rate (2)	06.30.2025	06.30.2024
Assets
Trade and other receivables
US Dollar	29.28	1,196.00	35,015	33,383
Euros	0.01	1,406.62	14	14
Receivables with related parties:
US Dollar	26.22	1,205.00	31,600	25,365
Total trade and other receivables			66,629	58,762
Investments in financial assets
US Dollar	114.73	1,196.00	137,223	117,802
Pounds	0.53	1,639.24	874	1,125
New Israel Shekel	7.52	357.24	2,687	1,301
Investments with related parties:
US Dollar	4.86	1,205.00	5,854	3,357
Total investments in financial assets			146,638	123,585
Cash and cash equivalents
US Dollar	136.67	1,196.00	163,462	25,209
Uruguayan pesos	0.07	30.22	2	17
Pounds	-	1,639.24	4	3
Euros	0.01	1,406.62	11	6
New Israel Shekel	-	357.24	1	1
Brazilian Reais	0.01	220.00	2	-
Total cash and cash equivalents			163,482	25,236
Total Assets			376,749	207,583

Liabilities
Trade and other payables
US Dollar	26.89	1,205.00	32,401	22,993
Uruguayan pesos	0.76	30.22	23	42
Payables to related parties:
US Dollar	8.00	1,205.00	9,641	12,728
Total Trade and other payables			42,065	35,763
Borrowings
US Dollar	539.03	1,205.00	649,533	404,731
Borrowings with related parties
US Dollar	1.01	1,205.00	1,214	1,058
Total Borrowings			650,747	405,789
Derivative financial instruments
US Dollar	0.02	1,205.00	29	6
Total derivative financial instruments			29	6
Lease liabilities
US Dollar	3.59	1,205.00	4,325	15,126
Total lease liabilities			4,325	15,126
Provisions
New Israel Shekel	89.19	357.24	31,863	28,322
Total Provisions			31,863	28,322
Total Liabilities			729,029	485,006

(1)	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group’s functional currency at each year-end.
(2)	Exchange rate as of June 30, 2025, according to Banco Nación Argentina and Central Bank of the Argentine Republic records.
(3)	The Group uses derivative instruments as a complement in order to reduce its exposure to exchange rate movements (see Note 14).